CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	19.00%		20.00%		14.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[2]	11.00%		13.00%
Customer C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[2]		[2]	11.00%
Customer D [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	12.00%			[2]		[2]

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.
[2]	Less than 10%